Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Statement of Cash Flows [Abstract]
Net income	$ 393	$ 519	$ 1,192	$ 2
Adjustment:
Depreciation and amortization	532	702	672	614
(Gain)/Loss on disposal of property, plant and equipment			36	(71)
Reversal of allowance for expected credit losses	(8)	(11)		(49)
Change in fair value of financial instruments			(2)	(3)
Changes in operating assets:
Increase in inventories	(1,653)	(2,181)	(9,335)	(1,177)
Decrease/(increase) of accounts receivable	571	753	(2,495)	5,537
Increase/(decrease) of accounts payable, accruals and other current liabilities	(573)	(757)	374	(1,480)
Increase of contract liabilities	2,002	2,641	4,319
Repayment of lease liabilities	(220)	(291)
Cash provided by/(used in) operating activities	1,044	1,375	(5,239)	3,373
Proceeds from disposal of property, plant and equipment			20	71
Purchase of property, plant and equipment	(160)	(211)	(817)	(788)
Cash used in investing activities	(160)	(211)	(797)	(717)
Proceeds from bank loans	189	250		1,750
Net proceeds from/(repayment of) controlling shareholder loan	(562)	(741)	(782)	1,523
Repayment of bank loans	(1,290)	(1,702)	(312)	(2,094)
Dividends paid				(2,900)
Proceeds from issuance of shares			14,931
Acquisition of treasury shares	(14)	(18)
Placement of escrowed funds with escrow agent			(804)
Payment of deferred financing costs	(270)	(356)	(1,546)	(361)
Cash (used in)/provided by financing activities	(1,947)	(2,567)	11,487	(2,082)
Foreign currency effect	(52)	(69)	2	(16)
Net change in cash and cash equivalents	(1,115)	(1,472)	5,453	558
Cash and cash equivalents as of beginning of the year	4,973	6,561	1,108	550
Cash and cash equivalents as of the end of the year	3,858			1,108
Cash and cash equivalents as of the end of the year	3,858	5,089	6,561	1,108
Supplementary Cash Flows Information
Cash paid for interest	387	511	317	217
Cash paid for taxes	$ 219	$ 289		$ 531